CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
Cash, Cash Equivalents and Restricted Cash
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

4. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cash and cash equivalents	195,303	211,436	157,600
Restricted cash	2,350	30,072	—
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	197,653	241,508	157,600